Transactions With Related Parties (Details) - Schedule of payments to Board members and key management personnel - CLP ($) $ in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Payments To Board Members And Key Management Personnel Abstract
Personnel compensation		$ 20,280	$ 16,067	$ 16,220
Board members’ salaries and expenses		1,692	1,539	1,452
Bonuses or gratifications		17,794	18,458	12,583
Stock-based benefits	[1]	(1,169)	(315)	(1,589)
Seniority compensation		6	512	1,079
Pension plans		849	(873)	1,026
Training expenses		50	113	87
Health funds		357	271	276
Other personnel expenses		791	807	827
Total		$ 40,650	$ 36,579	$ 31,961

[1]	Some of the executives that qualified for this benefit left the Group for different reasons, without complying with the requirements to receive the benefit, therefore the obligation amount decreased, which generated the reversal of provisions.